Old Westbury U.S. Large Cap Fund
RISK/RETURN

Supplement Dated June 8, 2011 to the
Prospectus dated March 1, 2011

This supplement provides notice of certain important information relating to the above Funds and should be read in conjunction with the Prospectus.

          On April 27, 2011, the Fee Waiver Commitment Letter pertaining to the commitment of Bessemer Investment Management LLC (the “Adviser”) and Bessemer Trust Company, N.A. (“BTNA”) to waive certain investment advisory fees and shareholder servicing fees for various series of the Corporation was amended to change the waiver of certain investment advisory fees to exclude dividend expenses associated with securities sold short (the “Fee Waiver Letter”). The Fee Waiver Letter replaces the prior fee waiver letter commitment letter of the Adviser and BTNA dated January 27, 2011.

          Accordingly, effective immediately, the Funds’ prospectus is revised and supplemented as follows:

Disclosures Relating to the Old Westbury U.S. Large Cap Fund

          On page 1, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury U.S. Large Cap Fund
Management Fees		0.70%
Other Expenses		0.31%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.02%
Less Fee Waiver		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Disclosures Relating to the Old Westbury Non-U.S. Large Cap Fund
RISK/RETURN

          On page 4, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Non-U.S. Large Cap Fund Old Westbury Non-U.S. Large Cap Fund
Management Fees		0.73%
Other Expenses		0.36%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.10%
Less Fee Waiver		(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.06%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.05%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Disclosures Relating to the Old Westbury Global Small & Mid Cap Fund
RISK/RETURN

          On page 7, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Global Small & Mid Cap Fund Old Westbury Global Small & Mid Cap Fund
Management Fees		0.85%
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1][2]	1.18%
Less Fee Waiver		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Disclosures Relating to the Old Westbury Global Opportunities Fund
RISK/RETURN

          On page 11, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Global Opportunities Fund Old Westbury Global Opportunities Fund
Management Fees		1.05%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.31%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Disclosures Relating to the Old Westbury Real Return Fund
RISK/RETURN

          On page 16, footnote 1 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 1. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Real Return Fund Old Westbury Real Return Fund
Management Fees		0.85%
Other Expenses		0.25%
Total Annual Fund Operating Expenses	[1]	1.10%
Less Fee Waiver		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Disclosures Relating to the Old Westbury Fixed Income Fund
RISK/RETURN

          On page 21, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Fixed Income Fund Old Westbury Fixed Income Fund
Management Fees		0.45%
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses	[2]	0.78%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.68%
[1]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Disclosures Relating to the Old Westbury Municipal Bond Fund
RISK/RETURN

          On page 24, footnote 2 under the “Fees and Expenses” table is deleted in its entirety and replaced with the following Footnote 2. All other information contained in the “Fees and Expenses” table remains unchanged because the expenses would not have changed given that the Fund did not incur any dividend expenses in connection with securities sold short during the most recently completed fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Disclosures Relating to the Old Westbury Municipal Bond Fund Old Westbury Municipal Bond Fund
Management Fees		0.44%
Other Expenses	[1]	0.32%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.77%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.67%
[1]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.